Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	$ 88	$ 398
Financial liabilities at fair value	88	398
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	29,952	43,654
Financial liabilities at fair value	29,952	43,757
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	37,929	34,510
Financial assets at fair value	37,929	34,510
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	12,217	9,996
Financial assets at fair value	$ 12,217	$ 9,996